QUARTERLY DATA (unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
QUARTERLY DATA (unaudited)
Schedule of revenue and net income (loss)

	December 31, 2021	September 30, 2021	June 30, 2021	March 31, 2021
Revenue, net of accounts receivable valuation allowance	$9,659	$8,546	$6,222	$4,765
Net income/(loss) before tax	(395)	249	(1,781)	(1,658)